Vehicles and equipment on operating leases (Future Minimum Rentals from Vehicles and Equipment on Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Future Minimum Payments Receivable [Line Items]
2018	¥ 792,555
2019	528,657
2020	216,929
2021	44,847
2022	12,193
Thereafter	2,049
Total minimum future rentals	¥ 1,597,230